Investments in Affiliates - Narrative (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) strategy		Mar. 31, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of strategies employed | strategy		4
Required notice period for redemption	30 days
Investments in affiliates	$ 1,708,899	$ 1,637,620		$ 1,953,711
Additional investment commitment - other investments	127,600
CATGS I, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 22,100
Ownership percentage remaining	50.00%
Operating affiliates
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 322,062	418,482
Other strategic operating affiliates
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	251,348	317,216
Investment manager affiliates
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	70,714	101,266	[1]
Distributions received from investment manager affiliates	25,300	60,300
Privilege Underwriters, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 102,500
Ownership percentage remaining	9.90%
Cost of operating affiliate interests acquired	$ 77,500
Privilege Group Holdings GP, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage remaining	9.90%
Privilege Underwriters' Reciprocal Exchange [Member]
Schedule of Equity Method Investments [Line Items]
Cost of operating affiliate interests acquired	$ 25,000
Surplus Note Term	10 years
Additional investment commitment - other investments	$ 50,000
Westaim HIIG LP [Member]
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 32,700
Ownership percentage remaining	13.10%
Five Oaks Investment Corp [Member]
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 33,200
Ownership percentage remaining	21.90%
Cost of operating affiliate interests acquired	$ 49,200
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	3,125
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 15.75
Subject To Redemption Restrictions [Member]
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 382,000	543,000
Funds held in side pockets
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 18,200	$ 22,200

[1]	During the years ended December 31, 2015 and 2014, the Company received distributions from its Investment Manager Affiliates of approximately $25.3 million and $60.3 million, respectively.